Brandes International Small Cap Equity Fund
Brandes International Small Cap Equity Fund
Investment Objective
The Brandes International Small Cap Equity Fund (the “International Small Cap Fund” or “Fund”), seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Small Cap Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 37 of the Prospectus and “Additional Purchase and Redemption Information” on page B-77 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brandes International Small Cap Equity Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load)	none	[1]	1.00%	[2]	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
[2]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brandes International Small Cap Equity Fund		Class A	Class C	Class I
Management Fees		0.95%	0.95%	0.95%
Distribution (12b-1) Fees		0.25%	0.75%	none
Shareholder Servicing Fees		none	0.25%	none
Other Expenses	[1]	0.48%	0.48%	0.53%
Total Other Expenses		0.48%	0.73%	0.53%
Total Annual Fund Operating Expenses		1.68%	2.43%	1.48%
Less: Fee Waiver and/or Expense Reimbursement		(0.28%)	(0.28%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.40%	2.15%	1.15%
[1]	"Other Expenses" have been restated to reflect current expenses. In addition, "Other Expenses" for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
[2]	The Advisor has contractually agreed to limit the International Small Cap Fund's Class A, Class C and Class I annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.40% for Class A, 2.15% for Class C, and 1.15% for Class I as percentages of the respective Fund classes' average daily net assets through January 31, 2015 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Example
This Example is intended to help you compare the costs of investing in the International Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brandes International Small Cap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,048	1,410	2,426
Class C	318	731	1,270	2,745
Class I	117	436	777	1,740

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Brandes International Small Cap Equity Fund Class C	218	731	1,270	2,745

Portfolio Turnover
The International Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.45% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the International Small Cap Fund invests at least 80% of its net assets measured at the time of purchase in equity securities issued by small capitalization companies located in at least three countries outside of the United States.  The Fund considers a company to be a small capitalization company if it has a market capitalization (market value of publicly traded securities) of $5 billion or less at the time of purchase.  Equity securities include common and preferred stocks, warrants and rights.  An issuer is determined to be located outside the United States on the basis of the issuer’s domicile, principal place of business, primary stock exchange listing, source of revenue or other factors.  Up to 30% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in countries considered to have emerging securities markets.  With respect to 20% of the Fund’s net assets, the Fund may invest in stocks of companies of any capitalization size.

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the International Small Cap Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the International Small Cap Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Currency Risks – Because the International Small Cap Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Foreign Securities and Emerging Markets Risks – In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the International Small Cap Fund invests.  Emerging markets involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

•
Medium and Small-Cap Company Risks – Securities of medium-cap and small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•	Stock Risks – The values of the International Small Cap Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risks – The International Small Cap Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business or industry, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risks – In managing the International Small Cap Fund, the Advisor applies the Graham and Dodd Value Investing approach, which selects investments based on the Advisor’s evaluation of the intrinsic long-term value of companies using measurable data.  This style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Performance
The following performance information shows you how the International Small Cap Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the International Small Cap Fund will perform in the future.  Updated performance is available on the Fund’s website www.brandesfunds.com.

Brandes International Small Cap Equity Fund Year-by-Year Total Returns as of December 31, 2013 for Class I Shares

Best Quarter	Q2	2009	46.08%
Worst Quarter	Q4	2008	-21.60%

Average Annual Total Returns For periods ending December 31, 2013
Average Annual Returns Brandes International Small Cap Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Shares - Return Before Taxes	19.78%	23.76%	9.20%
Class C	Class C Shares - Return Before Taxes	25.21%	24.29%	9.03%
Class I	Class I Shares - Return Before Taxes	27.40%	25.52%	10.12%
After Taxes on Distributions Class I	Class I Shares - Return After Taxes on Distributions	23.99%	24.72%	9.76%
After Taxes on Distributions and Sale of Fund Shares Class I	Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	17.16%	21.00%	8.30%
S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses or taxes)	S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses or taxes)	26.06%	17.72%	9.95%

Prior to February 1, 2012, the Fund was a private investment fund managed by the Advisor with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund.  Class A and Class I shares commenced operations on February 1, 2012, while Class C shares commenced operations on January 31, 2013.  Prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  The Class I performance information shown for periods before February 1, 2012 is that of the private investment fund managed by the Advisor that is the predecessor of the Fund, not restated to reflect Fund expenses.  Performance shown prior to February 1, 2012 for the Class A shares reflects the performance of the private investment fund shares restated to reflect Class A sales loads and expenses.  Performance shown prior to the inception of Class C shares reflects the performance of the private investment fund for periods prior to February 1, 2012 and the performance of Class I shares for the period from February 1, 2012 to January 30, 2013, restated to reflect Class C expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.